Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Disclosure of initial application of standards or interpretations - IFRS 9
Effect on the consolidated retained earnings as at January 1, 2018 is as follows:

	Note	(US$ in millions)
Closing retained earnings as at December 31, 2017 - IAS 39		$2,864
Decrease in carrying amount of bank loan measured at amortized cost	(i)	24
Opening retained earnings as at January 1, 2018 - IFRS 9		$2,888

Disclosure of initial application of standards or interpretations - IFRS 16
The impact on transition is summarized below:

	December 31, 2018	Impact on transition	January 1, 2019
	(US$ in millions)
Right-of-use assets comprise of:
Investment properties, net - Leasehold interests in land	$44	$—	$44
Property and equipment, net - Leasehold interests in land	552	—	552
Property and equipment, net - Other	4	6	10

Lease liabilities comprise of:
Current liabilities - Borrowings	$10	$4	$14
Non-current liabilities - Borrowings	125	2	127

The Group has already recognized an asset and a related finance lease liability for finance lease arrangements and prepaid lease payments for leasehold interests in land where the Group was a lessee under IAS 17, therefore the additional right-of-use assets and lease liabilities recognized upon adoption for leases previously classified as operating leases were US$6 million.
The weighted average incremental borrowing rate applied to lease liabilities recognized in the consolidated balance sheet at January 1, 2019 was 3.9%.

(US$ in millions)
Operating lease commitments disclosed as at December 31, 2018	$7
Discounted using the incremental borrowing rate as at January 1, 2019	7
Add: Finance lease liabilities recognized as at December 31, 2018	135
Recognition exemption for:
Short-term leases and leases of low-value assets	(1)
Lease liabilities recognized as at January 1, 2019	$141

Estimated useful lives of assets	Depreciation and amortization are provided on a straight-line basis over the estimated useful lives of the assets, as follows:

Leasehold interests in land classified as leases	50 years
Leasehold improvements	Shorter of lease term or 3 years
Land improvements, buildings and building improvements	10–50 years
Leased buildings and equipment	Lease term
Ferries	20 years
Furniture, fittings and equipment	3–20 years
Vehicles	5–6 years